Note 15 - Segmented Information - Segment Earnings (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Statement Line Items [Line Items]
Segmented assets	$ 1,425,690		$ 1,425,690	$ 1,534,072
Segmented liabilities	865,114		865,114	980,318
Segmented revenue	960,159	$ 1,068,915	1,040,514		$ 1,666,892	$ 2,306,225
Segmented direct costs	55,086	73,787	93,206		111,717
Segmented selling, general & administrative	313,659	358,369	624,624		590,057
Segmented profit / (loss)	477,208	43,122	(66,885)	(6,308,449)	47,067
Segmented intangible amortization		307,402			601,674
Foreign exchange gain / (loss)	34,615	(104,702)	63,956		(118,154)
Interest expense and other financial expense	(23,972)	(12,455)	(38,924)		(21,837)
Share-based payment	(49,663)	(30,721)	(73,071)		(30,721)
Other comprehensive income (loss)			636	$ (462)	(948)
Total Comprehensive Income (Loss)	478,062	42,392	(66,249)		46,119
Online English language learning segment [member]
Statement Line Items [Line Items]
Segmented assets	190,532	5,733,343	190,532		5,733,343
Segmented liabilities	367,609	180,266	367,609		180,266
Segmented revenue			162,376		723,358
Segmented direct costs			51,032		65,803
Segmented selling, general & administrative			422,030		319,724
Segmented profit / (loss)			(510,942)		(264,172)
Segmented intangible amortization					601,674
Segmented intangible addition					1,590,420
Print-based English language learning segment [member]
Statement Line Items [Line Items]
Segmented assets	1,235,158	1,248,343	1,235,158		1,248,343
Segmented liabilities	497,505	279,547	497,505		279,547
Segmented revenue			878,138		943,534
Segmented direct costs			42,174		45,914
Segmented selling, general & administrative			202,594		270,333
Segmented profit / (loss)			492,096		481,951
Segmented intangible amortization
Segmented intangible addition
Total operating segments [member]
Statement Line Items [Line Items]
Segmented assets	1,425,690	6,981,686	1,425,690		6,981,686
Segmented liabilities	$ 865,114	$ 459,813	865,114		459,813
Segmented revenue			1,040,514		1,666,892
Segmented direct costs			93,206		111,717
Segmented selling, general & administrative			624,624		590,057
Segmented profit / (loss)			$ (18,846)		217,779
Segmented intangible amortization					601,674
Segmented intangible addition					$ 1,590,420